Borrowings (Tables)	6 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
Schedule of Borrowings

As of September 30, 2025 and March 31, 2026, the bank borrowings were for working capital and capital expenditures. Borrowings consisted of the following:

Creditor	Interest rate	Borrowing date	Maturity date	As of September 30, 2025	As of March 31, 2026
					(Unaudited)
Bank of Jiangsu	2.90%	8/28/2025	8/27/2026	913,050	942,302
Bank of Jiangsu	2.85%	9/1/2025	8/31/2026	561,876	579,878
Bank of Nanjing (1)	3.30%	9/9/2025	3/8/2026	491,642	-
Agricultural Bank of China (1)	2.85%	4/27/2025	3/17/2026	1,404,692	-
Bank of Jiangsu (2)	2.80%	1/4/2026	1/3/2027	-	289,939
Bank of China (3)	2.85%	1/23/2026	1/22/2027	-	507,393
Agricultural Bank of China (4)	2.85%	3/17/2026	3/10/2027	-	1,449,696
Total short-term borrowings				$3,371,260	$3,769,208
Bank of Jiangnan (5)	4.10%	6/27/2023	12/31/2025	816,126	-
Bank of Jiangnan (5)	4.10%	6/27/2023	6/30/2026	816,126	843,723
Bank of Jiangnan (5)	4.10%	6/27/2023	12/31/2026	-	843,723
Total long-term borrowings, current				$1,632,252	$1,687,446
Bank of Jiangnan (5)	4.10%	6/27/2023	6/21/2030	2,237,674	2,016,526
Bank of Jiangnan (5)	4.10%	11/15/2023	6/21/2030	1,798,005	1,855,610
Bank of Jiangnan (5)	4.10%	2/5/2024	6/21/2030	716,393	739,345
Bank of Jiangnan (5)	4.35%	7/18/2024	6/21/2030	970,642	447,956
Total long-term borrowings, non-current				$5,722,714	$5,059,437
Changzhou Zenith Technology Co., Ltd.	nil	7/14/2025	7/13/2028	702,346	724,848
Total long-term borrowing from a third party, non-current				$702,346	$724,848
Total long-term borrowing, non-current				$6,425,060	$5,784,285
Total borrowings				$11,428,572	$11,240,939
(1)	These loans were fully repaid as matured during the six months ended March 31, 2026.

(2)	On January 4, 2026, Changzhou Higgs obtained a non-revolving loan of RMB2,000,000 ($289,939) from Bank of Jiangsu, with an annual interest rate of 2.80% and a term of 12 months.

(3)	On January 23, 2026, Changzhou EZGO obtained a non-revolving loan of RMB3,500,000 ($507,393) from Bank of China, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye, Mr. Shuang Wu, Jiangsu New Energy and a third party, Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.

(4)	On March 17, 2026, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,449,696) from Agricultural Bank of China, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye and a third party, Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.
(5)	The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of March 31, 2026:

Schedule of Principal Repayment Schedule for Long-Term Loan from Bank	The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of March 31, 2026:
Principal maturities of long-term bank borrowing Year ending September 30,	Repayment amount
2026	$843,723
2027	1,687,446
2028	1,687,446
2029	1,687,446
2030	840,822
Total	$6,746,883